Operating Leases - Summary of Components of Lease Expenses (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Leases [Abstract]
Operating lease cost	$ 5,722
Short term lease cost	444
Variable lease cost	265
Sublease income	(1,406)
Total lease cost	$ 5,025